Principal Accounting Policies (Details 4) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 30, 2016
Advertising Expense
Advertising expenses	¥ 1,116.9	¥ 697.9	¥ 466.6
Foreign currency translation
Buying rate per US$				0.1440
Land Use Right
Intangible assets
Estimated useful lives of assets	over the remaining term of the land use right period
Licensing Rights
Intangible assets
Estimated useful lives of assets	over the license period
Technology
Intangible assets
Estimated useful lives of assets	10 years
Estimated useful lives of assets	10 years